Note 14 - Financial Instruments (Details) - Reconciliation of Level 3 Fair Value Measurements: (Fair Value, Inputs, Level 3 [Member], USD $)	3 Months Ended	12 Months Ended
	Feb. 28, 2014	Nov. 30, 2013
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Opening balance	$ 6,166,972	$ 1,960,893
Reclassified to additional paid in capital (Note 5 & 10)	(6,166,972)
- in net loss(iv)		3,889,683	[1]
- translation adjustment		(473,523)
Additions		956,008
Exercise		(166,089)
Closing balance		6,166,972
Conversion Option [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Opening balance	728,950
Reclassified to additional paid in capital (Note 5 & 10)	(728,950)
- in net loss(iv)		533,149	[1]
- translation adjustment		(24,299)
Additions		220,100
Closing balance		728,950
Warrant Liability [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Opening balance	5,438,022	1,960,893
Reclassified to additional paid in capital (Note 5 & 10)	(5,438,022)
- in net loss(iv)		3,356,534	[1]
- translation adjustment		(449,224)
Additions		735,908
Exercise		(166,089)
Closing balance		$ 5,438,022

[1]	The total net loss related to the conversion option and warrant liability has been recorded under fair value adjustment derivative liabilities on the consolidated statements of operations and comprehensive loss.